Stock-Based Compensation (Summary Of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Outstanding at beginning of year	96,379
Shares, Expired
Shares Cancelled or forfeited	(941)
Shares, Outstanding at end of period	95,438
Shares, Exercisable at end of period	95,438
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 7.65
Weighted Average Exercise Price, Cancelled or forfeited | $ / shares	8.19
Weighted Average Exercise Price, Ending Balance | $ / shares	7.64
Weighted Average Exercise Price, Exercisable at end of period | $ / shares	$ 7.64
Weighted average remaining contractual term ,Outstanding at end of period	3 years 4 months 24 days
Weighted average remaining contractual term , Exercisable at end of period	3 years 4 months 24 days
Intrinsic value, Outstanding at end of period | $	$ 604
Intrinsic Value Exercisable at end of period | $	$ 604